SHARE CAPITAL - Share based compensation Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Share based compensation charge	$ 5,127	$ 5,727
Fair value of options granted	6,029	$ 1,075
Weighted Average Remaining Contractual Life (years)		7 years 3 months 18 days
Share-based compensation (Note 15 (iv))	$ 5,127	$ 5,727
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	77,228,918	81,292,869
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	77,228,918	81,292,869
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Disclosure of classes of share capital [line items]
Weighted Average Remaining Contractual Life (years)		3 years
Stock Option Plan
Disclosure of classes of share capital [line items]
Share based compensation charge	$ 3,490	$ 3,376
RSUs
Disclosure of classes of share capital [line items]
Estimated fair value of equity settled restricted stock unit granted	2,612	1,828
Share-based compensation (Note 15 (iv))	1,611	$ 2,192
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Disclosure of classes of share capital [line items]
Vesting period		3 years
PSUs
Disclosure of classes of share capital [line items]
Share-based compensation (Note 15 (iv))	26	$ 159
Estimated fair value of equity settled performance share unit granted	$ 522	$ 1,042
PSUs | Top of range
Disclosure of classes of share capital [line items]
Vesting period		3 years